UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    April 15, 2007

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 92

Form 13F information table value total: $192,470,000



















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
                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,456       45,225 SH   SOLE              0   0   45,225
Abbott Labs                    COM      002824 10 0    3,069       55,017 SH   SOLE              0   0   55,017
Adobe Sys Inc	               COM      00724F 10 1      949       22,775 SH   SOLE              0   0   22,775
Amgen Inc.                     COM      031162 10 0    2,176       38,942 SH   SOLE              0   0   38,942
Anadarko Petroleum             COM      032511 10 7      646       15,050 SH   SOLE              0   0   15,050
Anheuser Busch Cos Inc         COM      035229 10 3    3,291       65,227 SH   SOLE              0   0   65,227
AT&T Corp                  COM NEW      00206R 10 2    4,547	  115,336 SH   SOLE              0   0  115,336
Auto Data Processing In        COM      053015 10 3    2,673       55,245 SH   SOLE              0   0   55,245
Bank of America Corporation    COM      060505 10 4    1,804       35,363 SH   SOLE              0   0   35,363
Baxter Intl Inc                COM      071813 10 9    3,712       70,485 SH   SOLE              0   0   70,485
Becton Dickinson & Co          COM      075887 10 9    2,846	   37,017 SH   SOLE              0   0   37,017
Berkshire Hathaway Inc Del    CL B      084670 20 7      564          155 SH   SOLE              0   0      155
Boeing Co                      COM      097023 10 5    2,912       32,759 SH   SOLE              0   0   32,759
BP PLC               SPONSORED ADR      110889 40 9    3,959       61,154 SH   SOLE              0   0   61,154
Cadbury Schweppes PLC          ADR      127209 30 2    2,811       54,736 SH   SOLE              0   0   54,736
CBS Corp.                      COM      124857 20 2      409       13,375 SH   SOLE              0   0   13,375
Chevron Corp New               COM      166764 10 0    4,537       61,350 SH   SOLE              0   0   61,350
Cisco Sys Inc                  COM      17275R 10 2    3,639      142,549 SH   SOLE              0   0  142,549
Citigroup Inc                  COM      172967 10 1    1,694       33,004 SH   SOLE              0   0   33,004
Citizens Communications Co     COM      17453B 10 1      488       32,675 SH   SOLE              0   0   32,675
Coca Cola Co                   COM      191216 10 0    2,154       44,884 SH   SOLE              0   0   44,884
ConocoPhillips                 COM      20825C 10 4    1,865       27,295 SH   SOLE              0   0   27,295
Corning Inc                    COM      219350 10 5    1,826       80,334 SH   SOLE              0   0   80,334
Costco Whsl Corp New           COM      22160Q 10 2    2,372       44,074 SH   SOLE              0   0   44,074
Disney Walt Co.                COM      254687 10 6    2,280       66,226 SH   SOLE              0   0   66,226
Dow Jones & Co Inc             COM      260561 10 5      373       10,838 SH   SOLE              0   0   10,838
EMC Corp Mass                  COM      268648 10 2      933       67,385 SH   SOLE              0   0   67,385
Ebay Inc                       COM      278642 10 3    1,316       39,725 SH   SOLE              0   0   39,725
Electronic Arts Inc            COM      285512 10 9      946       18,790 SH   SOLE              0   0   18,790
Emerson Elec Co                COM      291011 10 4    1,774       41,191 SH   SOLE              0   0   41,191
Exxon Mobil Corp               COM      30231G 10 2    3,922       51,993 SH   SOLE              0   0   51,993
Fifth Third Bancorp            COM      316773 10 0      466       12,050 SH   SOLE              0   0   12,050
First Data Corp                COM      319963 10 4    1,394       51,856 SH   SOLE              0   0   51,856
Gannett Inc                    COM      364730 10 1    2,585       45,928 SH   SOLE              0   0   45,928
Genentech Inc New              COM      368710 40 6    1,357       16,530 SH   SOLE              0   0   16,530
General Electric Co            COM      369604 10 3    4,151      117,416 SH   SOLE              0   0  117,416
General Mills Inc.             COM      370334 10 4    1,425       24,482 SH   SOLE              0   0   24,482
Getty Images Inc.	       COM      374276 10 3      468        9,625 SH   SOLE              0   0    9,625
Google Inc.                  CL  A      38259P 50 8    1,248        2,726 SH   SOLE              0   0    2,726
Hain Celestial Group Inc       COM      405217 10 0      482       16,050 SH   SOLE              0   0   16,050
Hewlett-Packard Co             COM      428236 10 3    4,050      100,909 SH   SOLE              0   0  100,909
Home Depot Inc                 COM      437076 10 2    2,694       73,344 SH   SOLE              0   0   73,344
Hubbell Inc                  CL  A      443510 10 2    1,116       24,000 SH   SOLE              0   0   24,000
Hubbell Inc                  CL  B      443510 20 1      491       10,186 SH   SOLE              0   0   10,186
Hutton Tele Trust              COM      447900 10 1       67       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    4,315      225,607 SH   SOLE              0   0  225,607
Intl Business Machs            COM      459200 10 1    5,936       62,976 SH   SOLE              0   0   62,976
Intl Game Technolog            COM      459902 10 2    1,150       28,500 SH   SOLE              0   0   28,500
Jacobson Stores                COM      469834 10 5        0       69,255 SH   SOLE              0   0   69,255
Johnson & Johnson              COM      478160 10 4    4,297       71,319 SH   SOLE              0   0   71,319
Kroger Co	               COM      501044 10 1      209        7,416 SH   SOLE              0   0    7,416
Lee Enterprises Inc            COM      523768 10 9      501       16,701 SH   SOLE              0   0   16,701
Liberty Media Capital          COM      53071M 30 2      511        4,622 SH   SOLE              0   0    4,622
Liberty Media Interactive      COM      53071M 10 4      549       23,074 SH   SOLE              0   0   23,074
Lilly Eli & Co.                COM      532457 10 8    2,848       53,034 SH   SOLE              0   0   53,034
Masco Corp                     COM      574599 10 6    1,731       63,199 SH   SOLE              0   0   63,199
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,703       70,193 SH   SOLE              0   0   70,193
McClatchy Co                  CL A      579489 10 5      520       16,475 SH   SOLE              0   0   16,475
Medtronic Inc                  COM      585055 10 6      780       15,906 SH   SOLE              0   0   15,906
Merck & Co Inc                 COM      589331 10 7      944       21,390 SH   SOLE              0   0   21,390
Microsoft Corp                 COM      594918 10 4    3,192      114,556 SH   SOLE              0   0  114,556
Motorola Inc                   COM      620076 10 9    1,722       97,497 SH   SOLE              0   0   97,497
Mueller Water Products         COM      624758 10 8      595       43,125 SH   SOLE              0   0   43,125
New York Times Co             CL A      650111 10 7      832       35,417 SH   SOLE              0   0   35,417
Nike Inc.                     CL B      654106 10 3    1,099       10,345 SH   SOLE              0   0   10,345
Oracle Corp		       COM      68389X 10 5      832       45,906 SH   SOLE              0   0   45,906
Pentair Inc.                   COM      709631 10 5    1,760       56,510 SH   SOLE              0   0   56,510
Pepsico Inc                    COM      713448 10 8    4,733       74,468 SH   SOLE              0   0   74,468
Pfizer Inc                     COM      717081 10 3    5,382      213,065 SH   SOLE              0   0  213,065
Procter & Gamble Co            COM      742718 10 9    4,360       69,033 SH   SOLE              0   0   69,033
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      475        7,167 SH   SOLE              0   0    7,167
Schlumberger Ltd               COM      806857 10 8    4,529       65,546 SH   SOLE              0   0   65,546
Snap On Inc                    COM      833034 10 1    1,236       25,715 SH   SOLE              0   0   25,715
Sysco Corp                     COM      871829 10 7    2,342       69,233 SH   SOLE              0   0   69,233
Target Corp                    COM      87612e 10 6    3,504       59,146 SH   SOLE              0   0   59,146
Time Warner Inc                COM      887317 10 5    2,344      118,899 SH   SOLE              0   0  118,899
U S T Inc                      COM      902911 10 6      875       15,100 SH   SOLE              0   0   15,100
Union Pac Corp                 COM      907818 10 8      962        9,475 SH   SOLE              0   0    9,475
United Natural Foods Inc       COM      911163 10 3      428       14,000 SH   SOLE              0   0   14,000
United Parcel Service Inc      COM      911312 10 6    2,919       41,650 SH   SOLE              0   0   41,650
Verizon Communications         COM      92343v 10 4    2,521       66,501 SH   SOLE              0   0   66,501
Viacom Inc                    CL B      925524 30 8      735       17,900 SH   SOLE              0   0   17,900
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,708       63,600 SH   SOLE              0   0   63,600
Wal Mart Stores Inc            COM      931142 10 3    1,533       33,088 SH   SOLE              0   0   33,088
Walgreen Co.                   COM      931422 10 9    1,960       42,725 SH   SOLE              0   0   42,725
Watts Water Tech Inc.         CL A      942749 10 2    1,237       32,535 SH   SOLE              0   0   32,535
Wells Fargo & Co New           COM      949746 10 1    1,620       47,066 SH   SOLE              0   0   47,066
Western Union Company          COM      959802 10 9    1,144       52,156 SH   SOLE              0   0   52,156
Wyeth                          COM      983024 10 0    3,981       79,586 SH   SOLE              0   0   79,586
Yahoo Inc                      COM      984332 10 6    1,554       49,670 SH   SOLE              0   0   49,670
Zimmer Hldgs Inc               COM      98956P 10 2    1,447       16,950 SH   SOLE              0   0   16,950
